UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-05796

FFTW Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

200 Park Avenue, 46th Floor, New York, NY	10166
(Address of Chief executive offices)	(Zip code)

Stephen P. Casper
President and Chief Executive Officer
200 Park Avenue, 46th Floor, New York, NY 10166
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	212-681-3000

Date of Fiscal Year End:	12/31/2008

Date of Reporting Period:	3/31/2008

Item 1. Schedule of Investments. – The Schedule of Investments as of March 31, 2008 is filed herewith.

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Short-Term Securities -- 98.7%
Commercial Paper -- 34.9% ‡
Bank of Scotland plc	2.876%	4/29/2008	$200,000	$199,561
Bank of America Corp.	2.447%	4/28/2008	300,000	299,460
CBA Finance, Inc.	2.822%	4/9/2008	400,000	399,754
ING U.S. Funding	2.815%	4/25/2008	300,000	299,448
Lloyds Bank plc	2.745%	4/1/2008	300,000	300,000
J.P. Morgan Chase & Co.	2.447%	4/28/2008	400,000	399,280
Rabobank U.S. Financial Corp.	2.794%	5/12/2008	500,000	498,443
Societe Generale	2.796%	4/1/2008	300,000	300,000
				2,695,946

Time Deposit -- 3.0%
State Street Corp.	1.750%	4/1/2008	231,000	231,000

U.S. Government Agency Discount Notes -- 60.8% ‡
Fannie Mae	2.764%	4/9/2008	1,000,000	999,398
Federal Home Loan Banks	2.189%	4/25/2008	1,500,000	1,497,847
Freddie Mac	1.835%	5/16/2008	2,200,000	2,195,081
				4,692,326

Total Short-Term Securities (Cost - $7,619,272)				7,619,272

Total Investments (Cost - $7,619,272) -- 98.7%				7,619,272
Liabilities, Net of Other Assets -- 1.3%				91,414
Net Assets -- 100.0%				$7,710,686

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2008 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$-	$-	$-	$7,619,272
____________________

°	See securities valuation policy in Note 2 to the Schedules of Investments.
‡	Coupon rate shown represents yield to maturity at date of purchase.

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments
March 31, 2008 (unaudited)

Fair Value Hierarchy Under FAS 157 at March 31, 2008*

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Securities	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Commercial Paper	$	$2,695,946	$
Time Deposits		231,000
U.S. Government Agency Discount Notes		4,692,326
Total Investments in Securities	$-	7,619,272	$-

*	See Note 3 to the Schedules of Investments – Adoption of FAS 157

FFTW Funds, Inc.

Limited Duration Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity	Par
	Rate	Date	Amount	Value°
Asset-Backed Securities (ABS) -- 42.7%
Auto Loans -- 5.1%
Capital Auto Receivables Asset Trust
Ser. 2005-SN1A, Class C (FRN)	4.068%	12/15/2009	$1,500,000	$1,500,500
Ser. 2006-SN1A, Class A2B, 144A (FRN) + *	2.868%	1/20/2009	70,294	70,285
Navistar Financial Dealer Note Master Trust, Ser. 1998-1, Class A (FRN)	2.759%	7/25/2011	2,000,000	1,980,382
Superior Wholesale Inventory Financing Trust, Ser. 2005-A12, Class A
(FRN)	2.998%	6/15/2010	2,500,000	2,485,233
				6,036,400

Credit Cards -- 19.7%
Advanta Business Card Master Trust, Ser. 2005-C1, Class C1 (FRN)	3.046%	8/22/2011	2,000,000	1,958,168
Bank One Issuance Trust
Ser. 2003-A3, Class A3 (FRN)	2.928%	12/15/2010	2,025,000	2,024,367
Ser. 2003-A7, Class A7	3.350%	3/15/2011	2,125,000	2,125,000
Ser. 2004-A1, Class A1	3.450%	10/17/2011	2,000,000	2,002,500
Capital One Master Trust, Ser. 2001-6, Class A (FRN)	3.008%	6/15/2011	2,000,000	1,998,015
Chase Credit Card Master Trust, Ser. 2003-5, Class A (FRN)	2.938%	1/17/2011	4,160,000	4,147,984
Citibank Credit Card Issuance Trust
Ser. 2003-A6, Class A6	2.900%	5/17/2010	1,325,000	1,325,068
Ser. 2006-A5, Class A5	5.300%	5/20/2011	3,000,000	3,068,253
MBNA Credit Card Master Note Trust, Ser. 2006-A1, Class A1	4.900%	7/15/2011	2,500,000	2,536,664
World Financial Network Credit, Ser. 2003-A, Class C2 (FRN)	5.268%	5/15/2012	2,000,000	2,003,962
				23,189,981

Home Equity Loans -- 15.8%
Chase Funding Mortgage Loan Asset-Backed Certificates
Ser. 2003-1, Class 2M1 (FRN)	3.574%	9/25/2032	826,118	730,074
Ser. 2003-4, Class 2M1 (FRN)	3.199%	3/25/2033	1,618,796	1,384,354
Ser. 2003-5, Class 2M1 (FRN)	3.199%	5/25/2033	2,182,079	1,751,212
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1 (FRN)	3.039%	4/25/2036	2,000,000	1,668,420
Credit-Based Asset Servicing and Securitization Ser. 2001-CB4,
Class 1A1 (FRN)	3.499%	11/25/2033	2,018,333	1,890,092
FNMA, Ser. 2002-W2, Class AF5 (Step)	6.442%	6/25/2032	1,102,307	1,090,339
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1 (VRN)	7.179%	4/25/2032	1,727,542	1,736,988
Novastar Home Equity Loan, Ser. 2005-4, Class A2B (FRN)	2.749%	1/25/2036	708,769	707,585
Option One Mortgage Loan Trust, Series 2002-6, Class A2 (FRN)	3.399%	11/25/2032	2,492,119	2,266,989
Residential Asset Mortgage Products, Inc.
Ser. 2003-RS4, Class AlIB (FRN)	3.259%	5/25/2033	2,215,185	1,698,932
Ser. 2003-RS5, Class Al6 (VRN)	4.020%	4/25/2033	1,679,842	1,634,720
Residential Asset Securities Corp., Ser. 2004-KS4, Class A2B3 (FRN)	3.359%	5/25/2034	2,627,882	1,995,361
				18,555,066
Other ABS -- 2.1%
Aerco Limited, Series 2A, Class A4, 144A (FRN) (Jersey) + *	3.338%	7/15/2025	2,553,600	2,425,920

Total Asset-Backed Securities (Cost - $52,420,135)				50,207,367

FFTW Funds, Inc.

Limited Duration Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity	Par
	Rate	Date	Amount	Value°
Mortgage-Backed Securities -- 24.5%
Collateralized Mortgage Obligations (CMO) -- 20.9%
CMO Floater -- 4.7%
Bank of America Mortgage Securities, Ser. 2004-L, Class 1A1 (FRN)	6.267%	1/25/2035	567,137	577,142
FHLMC,
Ser. 1689 Class F (FRN)	3.525%	3/15/2024	1,477,562	1,451,942
Ser. 1689 Class FG (FRN)	3.525%	3/15/2024	697,095	710,903
Residential Asset Securitization Trust, Ser. 2006-A1, Class 1A6 (FRN)	3.099%	4/25/2036	1,878,077	1,428,812
Washington Mutual Mortgage Pass-Through Certificates,
Ser. 2006-AR2, Class A1B (FRN)	5.266%	4/25/2046	2,016,072	1,376,545
				5,545,344

Planned Amortization Class -- 7.7%
Citicorp Mortgage Securities, Inc., Ser. 2004-5, Class 1A29	4.750%	8/25/2034	1,959,047	1,931,795
FHLMC, Ser. 2736, Class DB	3.300%	11/15/2026	1,951,397	1,943,138
First Horizon Alternative Mortgage Securities, Ser. 2006-FA6, Class 2A1	6.250%	11/25/2036	1,365,618	1,346,792
FNMA,
Ser. 1993-9, Class FB (FRN)	4.025%	1/25/2023	1,818,457	1,836,509
Ser. 2003-6, Class JE	5.500%	9/25/2028	972,859	980,284
Ser. 2005-57, Class CK	5.000%	7/25/2035	1,004,067	1,006,948
				9,045,466

Sequential CMO -- 7.1%
Bear Stearns Alt-A Trust, Ser. 2004-9, Class 3A1 (VRN)	5.193%	9/25/2034	1,510,548	1,458,881
CountryWide Alternative Loan Trust, Ser. 2005-85CB, Class 2A2	5.500%	2/25/2036	1,723,114	1,598,150
FHLB, Series 00-0582, Class H	4.750%	10/25/2010	1,902,563	1,923,967
Lehman Mortgage Trust, Ser. 2006-1, Class 1A3	5.500%	2/25/2036	1,807,653	1,750,669
Residential Accreditation Loans, Inc., Ser. 2006-QS7, Class A1	6.000%	6/25/2036	1,792,857	1,584,170
				8,315,837

Other CMO -- 1.4%
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2 (FRN)	4.350%	6/25/2033	325,107	324,548
Bear Stearns Alt-A Trust, Ser. 2005-2, Class 2A5 (VRN)	4.663%	4/25/2035	1,068,413	834,131
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20,
Class 1A1 (VRN)	6.885%	1/25/2035	522,100	490,610
				1,649,289

Mortgage Pass-Through Securities -- 3.6%
FNMA Pool # 725897 (FRN)	4.326%	9/1/2034	1,020,917	1,023,887
FNMA Pool # 840667 (FRN)	5.150%	10/1/2035	3,133,695	3,203,112
				4,226,999

Total Mortgage-Backed Securities (Cost - $30,514,525 )				28,782,935

FFTW Funds, Inc.

Limited Duration Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity	Par
	Rate	Date	Amount	Value°
U.S. Government Agency Obligation -- 8.5%
FNMA Collateral Note (Cost - $10,034,364)	2.500%	4/9/2010	10,000,000	10,039,720

U.S. Treasury Obligations -- 21.9%
U.S. Treasury Note	4.875%	6/30/2009	10,000,000	10,406,250
U.S. Treasury Note	2.000%	2/28/2010	5,000,000	5,034,765
U.S. Treasury Note	4.250%	1/15/2011	9,600,000	10,260,749
Total U.S. Treasury Obligations (Cost - $24,978,612)				25,701,764

Short-Term Securities -- 6.1%
Commercial Paper -- 6.0% ‡
Lloyds Bank plc	2.745%	4/1/2008	5,000,000	5,000,000
Societe Generale	2.904%	4/23/2008	2,000,000	1,996,517
				6,996,517

Time Deposit -- 0.1%
State Street Corp.	2.000%	4/1/2008	131,000	131,000

Total Short-Term Securities (Cost - $7,127,517)				7,127,517

Total Investments in Securities (Cost - $125,075,153) -- 103.7%				121,859,303
Liabilities in Excess of Other Assets -- (3.7%)				(4,361,845)
Net Assets -- 100.0%				$117,497,458

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2008 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$ 1,286,380	$ (4,504,730)	$ (3,218,350)	$ 125,077,653

Futures Contracts - 0.1%

Unrealized
Number of Contracts	Futures Contract	Notional Value	Appreciation
Futures Contracts
Purchased
74	June 2008 2-Year U.S. Treasury Note	$ 15,884,563	$ 76,119

FFTW Funds, Inc.

Limited Duration Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
VRN	Variable Rate Note
Step	A zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
____________________

°	See securities valuation policy in Note 2 to the Schedules of Investments.
+

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities were valued at $2,496,205, or 2.1% of net assets.

*	Illiquid security, which represent 2.1% of Net Asset.
‡	Interest rate shown represents yield to maturity at date of purchase.

Fair Value Hierarchy Under FAS 157 at March 31, 2008*

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Securities	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset-Backed Securities	$	$50,207,367	$
Mortgage-Backed Securities		28,782,935
U.S. Government Agency Obligation		10,039,720
U.S. Treasury Obligations		25,701,764
Short-Term Securities		7,127,517
Total Investments in Securities	$-	$121,859,303	$-
Futures	$76,119	$-	$-

*	See Note 3 to the Schedules of Investments – Adoption of FAS 157

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity
	Rate	Date	Par Amount		Value°
Asset-Backed Securities -- 15.4%
Credit Cards -- 11.5%
Arran, Ser. 2005-B, Class A2 (FRN) (Jersey)	4.393%	12/15/2012	EUR	1,000,000	$1,513,191
Chase Credit Card Master Note Trust, Series 1998-4
(United States)	5.000%	8/15/2008	EUR	656,775	1,037,002
Citbank Credit Card,
Issuance Trust (United States)	5.375%	4/11/2011	EUR	650,000	1,018,086
Issuance Trust, Ser. 2004-A2, Class A, Reg S (FRN)
(United States)	4.468%	5/24/2013	EUR	700,000	1,051,543

MBNA Credit Card Master Note Trust,

Ser. 2004-A1 (United States)	4.500%	1/17/2014	EUR	1,000,000	1,499,880

Ser. 2002-A2 Class A (United States)	5.600%	7/17/2014	EUR	1,100,000	1,756,294
Sherwood Castle Funding plc, Ser. 2003-1, Class A, Reg S (FRN)
(United Kingdom)	4.620%	8/15/2010	EUR	750,000	1,181,412

					9,057,408

Home Equity Loans -- 0.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2002-2, Class 2A1 (FRN) (United States)	3.099%	5/25/2032	USD	35,771	34,488

Non-US Residential --3.6%
Delphinus BV, Ser. 2003-1, Class A2, Reg S (FRN) (Netherlands)	4.122%	4/25/2093	EUR	1,000,000	1,534,890
Granite Master Issuer plc, Ser. 2005-1, Class A5, Reg S (FRN)
(United Kingdom)	4.744%	12/20/2054	EUR	461,538	703,334
RMAC plc,
Series 2004-NS3X, Class A, Reg S (FRN) (United Kingdom)	6.010%	12/12/2036	GBP	92,615	181,700
Series 2004-NSP4, Class A2, Reg S (FRN) (United Kingdom)	5.990%	12/12/2036	GBP	125,294	241,184
Southern Pacific Securities, Ser. 2005-1X, Class A2A, Reg S
(FRN) (United Kingdom)	4.579%	6/10/2043	EUR	117,309	179,360
					2,840,468

Other ABS -- 0.2%
Lombarda Lease Finance Srl, Ser. 2, Class A, Reg S (FRN)
(Italy)	4.738%	10/30/2015	EUR	117,122	183,019

Total Asset-Backed Securities (Cost - $9,828,978)					12,115,383

Corporate Obligations -- 12.2%
Automobile Manufacturing -- 0.6%
BMW Finance NV (EMTN) (Netherlands)	3.875%	4/6/2011	EUR	130,000	203,400
Daimler Chrysler NA (EMTN) (United States)	4.125%	11/18/2009	EUR	180,000	281,680
					485,080

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity
	Rate	Date	Par Amount		Value°
Communications -- 0.5%
Bertelsmann US Finance (EMTN) (United States)	4.625%	6/3/2010	EUR	160,000	251,037
WPP Group PLC (United Kingdom)	6.000%	6/18/2008	EUR	100,000	158,754
					409,791

Consumer, Cyclical -- 0.3%
PPR SA (EMTN) (France)	5.000%	1/23/2009	EUR	140,000	221,771

Consumer Non-cyclical -- 0.3%
Gallaher Group PLC (United Kingdom)	5.875%	8/6/2008	EUR	170,000	269,868

Diversified Holding Company -- 0.4%
EADS Finance BV (EMTN) (Netherlands)	4.625%	3/3/2010	EUR	180,000	284,324

Financial -- 4.4%
Banking -- 4.3%
Bank of Scotland (EMTN) (United Kingdom)	5.500%	7/27/2009	EUR	360,000	574,666
Bank of Scotland (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	350,000	555,108
Clerical Medical Finance plc (VRN) (United Kingdom) ^	4.250%	6/24/2015	EUR	290,000	346,753
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR	320,000	499,312
Lloyds Tsb Capital 1 (VRN) (Jersey)	7.375%	2/7/2012	EUR	140,000	223,465
RBS Capital Trust A (VRN) (United Kingdom) ^	6.467%	6/30/2012	EUR	180,000	269,592
RBS Capital Trust C (VRN) (United Kingdom) ^	4.243%	1/12/2016	EUR	160,000	196,086
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR	280,000	453,449
Skandinaviska Enskilda (EMTN) (VRN) (Sweden)	4.125%	5/28/2015	EUR	170,000	263,065
					3,381,496

Insurance -- 0.1%
Munich RE (VRN) (Germany)	5.767%	6/12/2017	EUR	50,000	67,280

Industrial -- 0.8%
Bouyges (France)	5.875%	5/15/2009	EUR	210,000	336,032
BPB PLC (France)	6.500%	3/17/2010	EUR	120,000	195,918
Rolls Royce PLC (EMTN) (United Kingdom)	4.500%	3/16/2011	EUR	60,000	94,572
					626,522
Pharmaceuticals -- 0.7%
Bristol-Myers Squibb (United States)	4.375%	11/15/2016	EUR	170,000	251,930
Merck-Finanz (Germany)	3.750%	12/7/2012	EUR	190,000	286,981
					538,911

Utilities -- 4.2%

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity
	Rate	Date	Par Amount		Value°
Electric -- 0.7%
E.ON International Finance BV (EMTN) (Netherlands)	5.750%	5/29/2009	EUR	350,000	561,315

Oil & Gas -- 0.5%
Dong Energy A/S (EMTN) (Denmark)	4.625%	6/21/2011	EUR	100,000	157,828
Gaz Capital (Gazprom) (EMTN), Reg S (Russian Federation)	5.030%	2/25/2014	EUR	190,000	266,543
					424,371

Telecommunications -- 1.6%
France Telecom (France)	7.000%	12/23/2009	EUR	180,000	295,619
SES S.A. (EMTN) (Luxembourg)	4.000%	3/15/2011	EUR	180,000	272,825
Telecom Italia Capital (EMTN) (Italy)	6.575%	7/30/2009	EUR	240,000	388,343
Telecom Italia Capital (EMTN) (Italy)	7.250%	4/20/2011	EUR	170,000	273,348
					1,230,135

Water -- 1.4%
United Utility Water plc (EMTN) (United Kingdom)	4.875%	3/18/2009	EUR	340,000	538,721
Veolia Environnement (EMTN) (France)	5.875%	6/27/2008	EUR	340,000	539,784
					1,078,505

Total Corporate Obligations (Cost - $7,880,718)					9,579,369

Mortgage-Backed Securities -- 10.9%
Collateralized Mortgage Obligations --2.8%
Arena BV, Ser. 2003-I, Class A2, Reg S (FRN) (Netherlands)	4.300%	5/19/2055	EUR	1,000,000	1,507,449
Residential Accreditation Loans, Inc., Ser. 2004-QS10, Class A3,
Reg S (FRN) (United States)	3.099%	7/25/2034	USD	772,313	711,856
					2,219,305

Commercial Mortgage-Backed Securities -- 5.3%
Bank of America Commercial Mortgage Securities Inc.,
Ser. 2006-2, Class A4 (VRN) (United States)	5.740%	5/10/2045	USD	450,000	454,642
Bear Stearns Commercial Mortgage Securities Inc.
Ser. 2006-PW12, Class A4 (VRN) (United States)	5.711%	9/11/2038	USD	680,000	686,036
Ser. 2006-PW13, Class A4 (United States)	5.540%	9/11/2041	USD	930,000	921,476
Ser. 2006-T22, Class A4 (VRN) (United States)	5.465%	4/12/2038	USD	300,000	299,948
Ser. 2006-T24, Class A4 (United States)	5.537%	10/12/2041	USD	230,000	227,670
Greenwich Capital Mortgage Funding Corp., Ser. 2007-GG9,
Class A4 (United States)	5.444%	3/10/2039	USD	490,000	476,744
GS Mortgage Securities Corporation II
Ser. 2006-GG6, Class A4 (VRN) (United States)	5.553%	4/10/2038	USD	380,000	378,902
Ser. 2006-GG8, Class A4 (United States)	5.560%	11/10/2039	USD	180,000	178,270
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6,
Class A4 (United States)	5.372%	9/15/2039	USD	560,000	548,056
					4,171,744

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity
	Rate	Date	Par Amount		Value°
Mortgage Pass-Through Security (MPTS) -- 2.8%
FNMA Pool #888467 (United States)	6.000%	6/1/2022	USD	2,115,191	2,179,180

Total Mortgage-Backed Securities (Cost - $8,273,780)					8,570,229

Sovereign Obligations -- 53.0%
Canada --4.3%
Canadian Government Bond	3.750%	6/1/2012	CAD	970,000	976,382
Canadian Government Bond	4.500%	6/1/2015	CAD	2,090,000	2,206,411
Canadian Government Bond	4.000%	6/1/2016	CAD	230,000	235,288
					3,418,081

France -- 3.9%
France O.A.T.	4.000%	9/12/2009	EUR	830,000	1,320,043
France O.A.T.	5.000%	4/25/2012	EUR	20,000	33,134
France O.A.T.	5.000%	10/25/2016	EUR	900,000	1,525,052
France O.A.T.	5.750%	10/25/2032	EUR	107,000	196,166
					3,074,395

Germany -- 2.6%
Bundesobligation, Ser. 143	3.500%	10/10/2008	EUR	1,000,000	1,580,494
Bundesrepublik Deutschland, Ser. 7	4.250%	7/4/2017	EUR	330,000	537,428
					2,117,922

Italy -- 1.1%
Buoni Poliennali del Tesoro	5.750%	2/1/2033	EUR	470,000	832,312

Japan -- 20.0%
Japanese Government Bond, Ser. 25	2.300%	12/20/2036	JPY	91,000,000	898,126
Japanese Government Bond, Ser. 90	2.200%	9/20/2026	JPY	114,000,000	1,177,633
Japanese Government Bond, Ser. 264	1.500%	9/20/2014	JPY	48,000,000	502,425
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY	367,000,000	3,972,394
Japanese Government Bond, Ser. 63	1.200%	3/20/2012	JPY	302,000,000	3,092,272
Japanese Government Bond, Ser. 288	1.700%	9/20/2017	JPY	323,000,000	3,386,975
Japanese Government CPI Linked Bond, Ser. 4	0.500%	6/10/2015	JPY	280,140,000	2,713,166
					15,742,991

New Zealand -- 2.9%
New Zealand Government, Ser. 709	7.000%	7/15/2009	NZD	2,850,000	2,246,762

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity
	Rate	Date	Par Amount		Value°
Poland -- 0.4%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	640,000	291,585

Sweden -- 6.4%
Swedish Government Bond, Ser. 1043	5.000%	1/28/2009	SEK	29,650,000	5,032,042

United Kingdom --11.4%
U.K. Treasury Bond	4.750%	12/7/2038	GBP	200,000	421,906
U.K. Treasury Bond	4.250%	12/7/2055	GBP	570,000	1,141,711
U.K. Treasury Note	6.250%	11/25/2010	GBP	600,000	1,264,324
U.K. Treasury Note	5.000%	3/7/2012	GBP	2,965,000	6,129,951
					8,957,892

Total Sovereign Obligations (Cost - $37,982,072)					41,713,982

Short-Term Securities -- 8.7%
Commercial Paper -- 8.2% ‡
Dexia Trust Services	3.115%	5/27/2008	USD	1,000,000	995,271
Lloyds Bank plc	2.745%	4/1/2008	USD	3,500,000	3,500,000
Societe Generale	2.796%	4/1/2008	USD	2,000,000	2,000,000
					6,495,271

Time Deposit -- 0.5%
State Street Corp.	2.000%	4/1/2008	USD	401,000	401,000

Total Short-Term Securities (Cost - $6,896,271)					6,896,271

Total Investments in Securities (Cost - $70,861,819) -- 100.2%					78,875,234
Liabilities in Excess of Other Assets -- (0.2%)					(152,790)
Net Assets -- 100.0%					$78,722,444

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2008 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$ 8,228,055	$ (217,804)	$ 8,010,251	$ 70,864,983

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

Future Contracts -- (0.4%)
			Unrealized
			Appreciation
Number of Contracts	Futures Contract	Notional Value	(Depreciation)
Futures Contracts Purchased
1	June 2008 10-Year Japanese Government Bond	$1,411,765	$13,051
64	June 2008 Euro BOBL	11,194,275	(137,239)
34	June 2008 Euro Bund	6,248,388	(69,970)
21	June 2008 Euro BUXL	3,027,410	(43,313)
1	June 2008 Euro Schatz	165,593	(1,254)
7	June 2008 Long Gilts	1,548,461	1,771

Futures Contracts Sold
10	June 2008 10-Year U.S. Treasury Note	1,189,531	(33,931)
14	June 2008 U.S. Long Bond	1,663,156	(27,739)
			$(298,624)

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

Forward Foreign Exchange Contracts -- 1.3%

					UNREALIZED
VALUE	CONTRACT TO				APPRECIATION/
DATE	RECEIVE		DELIVER		(DEPRECIATION)
06/04/08	AUD	635,007	USD	551,821	$22,980
06/04/08	CHF	3,445,564	USD	3,227,179	256,968
06/04/08	DKK	5,241,828	USD	1,035,157	75,493
06/04/08	EUR	13,285,139	USD	19,717,660	1,275,844
06/04/08	GBP	3,460,302	USD	6,812,816	30,792
06/04/08	JPY	1,564,574,260	USD	14,769,604	1,006,635
06/04/08	KRW	2,955,707,942	USD	3,072,699	(85,737)
06/04/08	MXN	3,643,889	USD	330,971	7,898
06/04/08	NOK	4,605,722	USD	835,202	66,037
06/04/08	NZD	19,968	USD	15,136	397
06/04/08	PLN	2,069,760	USD	837,959	89,614
06/04/08	SEK	28,042	USD	4,345	367
06/04/08	SGD	3,338,930	USD	2,394,553	34,867
06/04/08	ZAR	2,947,595	USD	398,216	(40,958)
06/04/08	USD	599,411	CAD	605,285	10,268
06/04/08	USD	1,783,615	CHF	1,821,592	(58,375)
06/04/08	USD	518,512	DKK	2,625,641	(37,814)
06/04/08	USD	9,435,258	EUR	6,310,805	(537,232)
06/04/08	USD	11,222,326	GBP	5,666,062	16,279
06/04/08	USD	9,503,432	JPY	997,672,136	(556,502)
06/04/08	USD	1,591,797	KRW	1,548,722,700	26,698
06/04/08	USD	650,000	NOK	3,606,965	(55,805)
06/04/08	USD	2,256,199	NZD	2,968,094	(52,583)
06/04/08	USD	4,108,862	SEK	26,516,148	(347,378)
06/04/08	USD	1,460,000	SGD	2,016,898	(7,504)
06/04/08	AUD	820,000	CAD	748,098	14,107
06/04/08	CAD	679,151	AUD	750,000	(17,852)
06/04/08	CAD	410,000	NOK	2,187,063	(28,895)
06/04/08	CAD	700,000	PLN	1,738,100	(97,606)
06/04/08	CHF	1,590,875	GBP	810,000	6,713
06/04/08	EUR	490,000	CAD	722,496	71,082
06/04/08	EUR	990,000	GBP	777,625	20,797
06/04/08	EUR	320,000	JPY	49,867,290	2,840
06/04/08	GBP	770,000	CHF	1,637,579	(133,050)
06/04/08	GBP	980,483	EUR	1,270,000	(67,736)
06/04/08	JPY	71,507,100	GBP	340,000	48,601
06/04/08	NOK	1,855,074	CAD	340,000	32,065
					$992,315

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FNMA	Fannie Mae
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand
USD	United States Dollar
____________________

°	See securities valuation policy in Note 2 to the Schedules of Investments.
^	Perpetual bond. Maturity date shown is next call date.
Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $7,030,434, or 8.93% of net assets
‡	Interest rate shown represents yield to maturity at date of purchase.

Fair Value Hierarchy Under FAS 157 at March 31, 2008*

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Securities	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset-Backed Securities		12,115,383
Corporate Obligations		9,579,369
Mortgage-Backed Securities		8,570,229
Sovereign Obligations		41,713,982
Short-Term Securities		6,896,271
Total Investments in Securities	$-	$78,875,234	$-
Foreign Forward Currency Exchange Contracts	$-	$992,315	$-
Futures	$(298,624)	$-	$-

*	See Note 3 to the Schedules of Investments – Adoption of FAS 157

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity	Par
	Rate	Date	Amount	Value°
U.S. Treasury Inflation-Indexed Securities – 99.1%
U.S. Treasury Inflation-Indexed Bonds -- 45.1%
U.S. Treasury Inflation-Indexed Bond	2.375%	4/15/2011	$5,529,056	$5,940,279
U.S. Treasury Inflation-Indexed Bond	2.500%	7/15/2016	4,493,629	5,062,001
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	7,199,221	7,833,091
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	16,343,382	16,849,014
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2027	1,883,736	2,056,215
U.S. Treasury Inflation-Indexed Bond	1.750%	1/15/2028	4,442,634	4,404,107
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	4,043,939	5,466,584
				47,611,291
U.S. Treasury Inflation-Indexed Notes – 54.0%
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	20,275,164	20,748,772
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	4,596,360	4,957,606
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	12,562,249	13,642,803
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2015	16,352,336	17,651,579
				57,000,760

Total U.S. Treasury Inflation-Indexed Securities (Cost - $99,568,463)				104,612,051

Short-Term Security – 0.5%
State Street Corp. Time Deposit (Cost - $524,000)	2.000%	4/1/2008	524,000	524,000

Total Investments in Securities (Cost - $100,092,463) -- 99.6%				105,136,051
Other Assets in Excess of Liabilities -- 0.4%				408,433
Net Assets -- 100.0%				$105,544,484

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2008 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$5,162,651	$(305,170)	$4,857,481	$100,278,570

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

Future Contracts – 0.1%
			Unrealized
			Appreciation
Number of Contracts	Futures Contract	Notional Value	(Depreciation)
Futures Contracts Purchased
118	June 2008 5-Year U.S. Treasury Note (CBT)	$13,479,656	$222,534
20	June 2008 10-Year U.S. Treasury Note	2,379,063	2,604

Futures Contracts Sold
77	June 2008 U.S. Long Bond	9,147,359	(159,920)
			$65,218
____________________

°	See securities valuation policy in Note 2 to the Schedules of Investments.

Fair Value Hierarchy Under FAS 157 at March 31, 2008*

	Quoted Prices in Active
	Markets for Identical	Significant Other	Significant
	Securities	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
U.S. Treasury Inflation-Indexed Securities		104,612,051
Short-Term Security		524,000
Total Investments in Securities	$-	$105,136,051	$-
Futures	$65,218	$-	$-

*	See Note 3 to the Schedules of Investments – Adoption of FAS 157

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity
Security Description	Rate	Date	Par Amount		Value°
Sovereign Index-Linked Obligations -- 100.9%
Canada -- 2.2%
Canadian Inflation-Linked Government Real Return Bond	3.000%	12/1/2036	CAD	217,118	$279,108

France -- 13.8%
France O.A.T. Index-Linked Bond	2.500%	7/25/2013	EUR	88,162	146,224
France O.A.T. Index-Linked Bond	1.600%	7/25/2015	EUR	301,784	479,684
France O.A.T. Index-Linked Bond	2.250%	7/25/2020	EUR	174,884	288,737
France O.A.T. Index-Linked Bond	3.400%	7/25/2029	EUR	92,505	173,964
France O.A.T. Index-Linked Bond	3.150%	7/25/2032	EUR	339,898	635,816
					1,724,425

Italy -- 13.4%
Italian Index-Linked Treasury Bond	1.850%	9/15/2012	EUR	710,065	1,140,019
Italian Index-Linked Treasury Bond	2.150%	9/15/2014	EUR	330,018	538,147
					1,678,166

Japan -- 5.3%
Japanese Government CPI Linked Bond, Ser. 14	1.200%	12/10/2017	JPY	65,596,200	657,537

Sweden -- 2.6%
Swedish Government Index-Linked, Ser. 3101	4.000%	12/1/2008	SEK	1,240,000	255,865
Swedish Government Index-Linked, Ser. 3104	3.500%	12/1/2028	SEK	250,000	63,664
					319,529

United Kingdom -- 25.3%
U.K. Index-Linked Treasury Stock	2.500%	8/23/2011	GBP	140,000	821,778
U.K. Index-Linked Treasury Stock	5.250%	6/7/2012	GBP	270,000	563,440
U.K. Index-Linked Treasury Stock	2.500%	7/26/2016	GBP	50,000	284,892
U.K. Index-Linked Treasury Stock	4.000%	9/7/2016	GBP	60,000	117,609
U.K. Index-Linked Treasury Stock	2.500%	7/17/2024	GBP	58,000	298,316
U.K. Index-Linked Treasury Stock	5.000%	3/7/2025	GBP	120,000	250,449
U.K. Index-Linked Treasury Stock	1.250%	11/22/2027	GBP	54,063	112,712
U.K. Index-Linked Treasury Stock	4.125%	7/22/2030	GBP	41,000	205,976
U.K. Index-Linked Treasury Stock	2.000%	1/26/2035	GBP	60,000	185,440
U.K. Index-Linked Treasury Stock	1.125%	11/22/2037	GBP	83,003	181,007
U.K. Index-Linked Treasury Stock	1.250%	11/22/2055	GBP	55,680	140,886
					3,162,505

United States -- 38.3%
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD	1,404,016	1,527,635
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2027	USD	73,256	79,964
U.S. Treasury Inflation-Indexed Bond	1.750%	1/15/2028	USD	50,370	49,933
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	USD	218,244	295,022
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	USD	724,113	741,028
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	USD	792,872	855,187

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

	Coupon	Maturity
Security Description	Rate	Date	Par Amount		Value°
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	USD	794,937	863,315
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2015	USD	347,206	374,793
					4,786,877

Total Sovereign Index-Linked Obligations (Cost - $12,001,659)					12,608,147

Sovereign Obligations -- 0.9%
Australia -- 0.9%
Australian Government Bond, Ser. 217	6.000%	2/15/2017	AUD	120,000	109,161
(Cost - $109,294)

Short-Term Security -- 1.0%
State Street Corp. Time Deposit (United States)	2.000%	4/1/2008	USD	129,000	129,000
(Cost - $129,000)

Total Investments in Securities (Cost - $12,239,953) -- 102.8%					12,846,308

Liabilities in Excess of Other Assets -- (2.8% )					(351,876)
Net Assets -- 100.0%					$12,494,432

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2008 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$619,451	$(32,900)	$586,551	$12,259,757

Futures Contracts -- 0.1%
			Unrealized
			Appreciation
Number of Contracts	Futures Contract	Notional Value	(Depreciation)
Futures Contracts Purchased
3	June 2008 Euro BOBL	$524,732	$(5,624)
4	June 2008 Euro Schatz	662,374	(2,663)
1	June 2008 Long Gilts	221,209	5,741
4	June 2008 10-Year U.S. Treasury Note	475,813	10,038
5	June 2008 5-Year U.S. Treasury Note (CBT)	571,172	957

Futures Contracts Sold
1	June 2008 Euro BUND	183,776	(684)
7	June 2008 U.S. Long Bond	831,578	(720)

			$7,045

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

Forward Foreign Exchange Contracts -- (3.3%)

					UNREALIZED
VALUE	CONTRACT TO				APPRECIATION/
DATE	RECEIVE		DELIVER		(DEPRECIATION)
06/04/08	AUD	274,036	USD	249,215	$(1,161)
06/04/08	CAD	283,709	USD	283,830	(7,688)
06/04/08	CHF	652,375	USD	631,414	28,267
06/04/08	EUR	2,791,476	USD	4,130,227	280,932
06/04/08	GBP	26,533	USD	52,781	(305)
06/04/08	JPY	127,735,287	USD	1,232,400	55,607
06/04/08	MXN	104,393	USD	9,539	169
06/04/08	NOK	1,061,041	USD	194,166	13,456
06/04/08	NZD	205,107	USD	158,142	1,404
06/04/08	PLN	4,409,376	USD	1,815,380	160,705
06/04/08	SEK	620,015	USD	97,732	6,558
06/04/08	SGD	14,350	USD	10,149	293
06/04/08	USD	265,124	AUD	293,766	(790)
06/04/08	USD	580,503	CAD	583,443	12,619
06/04/08	USD	912,220	CHF	944,210	(42,563)
06/04/08	USD	6,779,449	EUR	4,649,343	(567,557)
06/04/08	USD	3,498,290	GBP	1,797,703	(57,115)
06/04/08	USD	1,397,623	JPY	148,033,361	(95,058)
06/04/08	USD	9,207	KRW	8,716,000	399
06/04/08	USD	160,068	NZD	207,606	(1,421)
06/04/08	USD	1,809,574	PLN	4,395,274	(160,191)
06/04/08	USD	292,428	SEK	1,855,285	(19,367)
06/04/08	USD	10,000	SGD	14,068	(236)
06/04/08	AUD	100,000	CAD	87,920	4,943
06/04/08	AUD	120,000	CHF	117,187	(9,877)
06/04/08	CAD	105,923	AUD	120,000	(5,525)
06/04/08	CHF	950,353	EUR	600,000	12,860
06/04/08	EUR	100,000	CHF	160,400	(4,174)
06/04/08	EUR	10,000	GBP	7,453	1,062
06/04/08	EUR	252,000	JPY	39,387,869	1,053
06/04/08	EUR	130,000	NOK	1,029,119	4,053
06/04/08	EUR	70,000	SEK	660,544	(394)
06/04/08	GBP	106,912	EUR	142,000	(12,946)
06/04/08	GBP	90,000	NOK	962,263	(10,297)
06/04/08	JPY	19,737,250	AUD	210,000	8,983
06/04/08	NOK	597,045	CHF	120,000	(4,515)
06/04/08	NOK	403,840	EUR	50,000	11
					$(407,806)

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio – Schedule of Investments
March 31, 2008 (unaudited)

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
EUR	European Monetary Unit (Euro)
GBP	Great British Pound
KRW	Republic of Korea (South Korea) Won
JPY	Japanese Yen
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
____________________

°	See securities valuation policy in Note 2 to the Schedules of Investments.

Fair Value Hierarchy Under FAS 157 at March 31, 2008*

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Securities	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Sovereign Inflation-Linked Obligations	$	$12,608,147	$
Sovereign Obligations		109,161
Short-Term Securities		129,000
Total Investments in Securities	$-	$12,846,308	$-
Foreign Forward Currency Exchange Contracts	$-	$(407,806)	$-
Futures	$7,045	$-	$-

*	See Note 3 to the Schedules of Investments – Adoption of FAS 157

FFTW Funds, Inc.

Notes to Schedules of Investments
March 31, 2008 (unaudited)

1. Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has five Portfolios (the “Portfolios”), U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); International Portfolio ("International"); U.S. Inflation-Indexed Portfolio (“U.S. Inflation-Indexed”); and Global Inflation-Indexed Hedged Portfolio (“Global Inflation-Indexed Hedged”). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Adviser").

2. Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by Fischer Francis Trees & Watts, Inc. (the "Adviser") to reflect the fair value of such securities, subject to the oversight of the Board of Directors of the Fund. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits, commercial paper, and repurchase agreements are generally valued at their cost plus accrued interest, which approximate fair value. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Directors, or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued to fair value as determined in good faith under the direction of the Board of Directors by the Fund’s valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Securities with maturities of less than 60 days are valued at amortized cost, which approximates fair value, unless it is determined that an amount developed from this method does not represent fair value.

3. Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”

The Fund has adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) effective as of January 1, 2008. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, framework for measuring fair value, and the expanded disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The principal impact to the Fund’s Schedules of Investments from the adoption of FAS 157 is the reporting of the fair values each Portfolio’s investments disaggregated into the three hierarchical levels defined by the Statement:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

This disaggregate reporting required by FAS 157 is done in tables found at the end of each Schedule of Investments for each of the Portfolios. The amounts reported in those schedules define “fair value” as the price that that Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market in which that investment is transacted.

FFTW Funds, Inc.

Notes to Schedules of Investments
March 31, 2008 (unaudited)

4. Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to “mark to market” open positions on a daily basis, in order to reflect the change in the fair value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At March 31, 2008, the Portfolios placed U.S. Treasury bills, other liquid securities or cash with the futures clearing broker with respect to their financial futures contracts as follows:

March 31, 2008
Portfolio	Collateral Value
Limited Duration	$202,787
International	44,000
U.S. Inflation-Indexed	101,393
Global Inflation-Indexed Hedged	4,480

5. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio’s Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty’s creditworthiness.

There were no open repurchase agreements or open reverse repurchase agreements at March 31, 2008.

6. Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

There were no open swap agreements at March 31, 2008

FFTW Funds, Inc.

Notes to Schedules of Investments
March 31, 2008 (unaudited)

7. Subsequent Event

The Board of Directors of FFTW Funds, Inc. has decided to liquidate the U.S. Short-Term Portfolio ("Portfolio") effective May 8, 2008. The Board concluded that it was in the best interests of shareholders to liquidate the Portfolio due to the Portfolio's asset size.

Results of Special Shareholder Meeting

On May 9, 2008, a Special Meeting of Shareholders of the International Portfolio, the U.S. Inflation-Indexed Portfolio and the Global Inflation-Indexed Hedged Portfolio of the FFTW Funds, Inc. (each a “Portfolio”) was held to approve the proposal described below. For the U.S. Inflation-Indexed Portfolio and the Global Inflation-Indexed Hedged Portfolio, a majority of their shares voted at the meeting in favor of the proposal. For the International Portfolio, a majority of votes either in person or by proxy was not submitted, and, therefore, those votes received voted to reconvene the meeting at a later date in order to solicit additional votes.

Proposal: To approve an Agreement and Plan of Reorganization for each Portfolio whereby all, or substantially all, of the assets and known liabilities of each Portfolio would be acquired by each of four newly formed series of the American Independence Funds Trust (each a “Fund”), in exchange for shares of such series, and each Portfolio’s corporate entity would be dissolved.

				Broker Non-
		Votes		votes (if
Portfolio:	Votes For:	Against:	Abstained:	applicable)
Global Inflation-Indexed	1,156,028	-	-	-
US Inflation Indexed	9,415,177	-	-	-

Pursuant to an Agreement and Plan of Reorganization approved by the FFTW Funds, Inc. Board of Directors, the Limited Duration Portfolio (“Portfolio”) will merge with the American Independence Funds Trust Short-Term Bond Fund. A Special Meeting of Shareholders of the Portfolio is expected to occur in June 2008 at which time the shareholders of the Portfolio will vote on this proposal.

FFTW Funds, Inc.

March 31, 2008 (unaudited)

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

FFTW Funds, Inc.

March 31, 2008 (unaudited)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Principal Executive Officer

Date	5/29/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen P. Casper
Stephen P. Casper, President and Chief Executive Officer

Date	5/29/2008

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer

Date	5/29/2008